INVESTMENTS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 11, 2017	Aug. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest rate	2.50%
Shares acquired			1,817,981
Market value per share			$ 2.75
Shares acquired value			$ 4,999,448
Payment through receivable offset			$ 3,999,448
Cash					$ 1,000,000
Trading per share					$ 0.76
Unrealized loss on investment				$ 33,935	$ 3,617,782
Proportion of ownership interest in subsidiary				100.00%
Wooden fish village [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				51.00%
Quantum Biopharma Ltd [member]
IfrsStatementLineItems [Line Items]
Shares acquired		2,000
Market value per share		$ 24.14
Total for all related parties [member] | P T Genius City Bali [Member]
IfrsStatementLineItems [Line Items]
Cash				$ 5,100,000